Total
Retail | Vanguard Commodity Strategy Fund
Fund Summary
Investment Objective
The Fund seeks to provide broad commodities exposure and capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Retail Vanguard Commodity Strategy Fund Admiral Shares USD ($)
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Account Service Fee (for certain fund account balances below $10,000)	$ 20	[1]
[1]	/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Vanguard Commodity Strategy Fund Admiral Shares
Management Fees	0.10%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.20%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Retail | Vanguard Commodity Strategy Fund | Admiral Shares | USD ($)	20	64	113	255

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the fiscal period from June 25, 2019 to October 31, 2019, the Fund's portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s advisor employs an active investment management approach to invest the Fund’s assets in commodity-linked investments, which are backed by a portfolio of inflation-linked investments and other fixed income securities.

Commodities are real assets, including, but not limited to, agricultural products, livestock, precious and industrial metals, and energy products. The Fund invests in instruments that create long and short exposure to commodities, including commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked derivative instruments. Particular commodity-linked investments may not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of the Fund’s benchmark index or any other commodity market index.

The Fund intends to gain exposure to commodities by investing in a wholly owned subsidiary organized under the laws of the Cayman Islands (the subsidiary), which in turn invests in commodity-linked investments and fixed income securities. The Fund may also invest directly in commodity-linked investments. The Fund will generally not invest more than 25% of its assets in the subsidiary.

The Fund invests the remainder of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund may also invest in other fixed income securities, such as cash or cash equivalent investments and short-term bonds. At a minimum, all bonds purchased by the Fund will be investment-grade, or, if unrated, will be considered by the advisor to be investment-grade. The Fund’s fixed income investments may provide liquidity for the Fund or serve as margin or collateral for its commodity-linked investments.

The Fund’s use of certain commodity-linked investments is expected to have a leveraging effect on the Fund.
Principal Risks
An investment in the Fund could lose money over short, intermediate, or long periods of time. Returns may vary substantially over time, and there can be no guarantee that the Fund will achieve its investment objective or that its investment strategy will succeed.

The Fund’s investment strategy involves the use of leverage, so its investment program may be considered speculative and is expected to involve considerable risks. The Fund could lose money at any time and may underperform the commodities markets during any given period, regardless of whether such markets rise or fall.

The Fund is subject to the risks described below. Each of these risks, alone or in combination with other risks, has the potential to hurt the Fund’s performance, sometimes significantly.

• Commodity-linked investment risk, which is the chance that the Fund could lose all, or substantially all, of its investments in instruments linked to the returns of commodity investments. The commodities markets are volatile, and even a small movement in market prices could cause large losses. Prices of commodity-linked investments have a historically low correlation with the returns of the stock and bond markets and are subject to change based on a variety of factors that may not be anticipated by the Fund’s advisor.

• Derivatives risk. The Fund's direct and indirect commodity-linked investments— such as commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, exchange-traded commodity pools or funds, and other commodity-linked derivative instruments—subject the Fund to risks associated with derivatives. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying commodity or index. Derivative strategies often involve leverage, which may increase a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying commodity or index. Also, a liquid market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. In addition, regulators and futures exchanges have established limits, referred to as position limits, on the maximum net long or net short positions that any person may hold or control in particular derivative contracts. Some contract positions, such as commodity futures contracts, held by the Fund and/or the subsidiary may have to be liquidated at disadvantageous times or prices to avoid exceeding such position limits, which could adversely affect the Fund's total return. The use of a derivative subjects the investor to the risk of nonperformance by the counterparty (i.e., counterparty risk), potentially resulting in delayed or partial payment or even nonpayment of amounts due under the derivative contract.

• Tax risk, which is the chance that the Fund’s commodity-linked investments could adversely affect the Fund’s status as a regulated investment company.

• Inflation-linked investment risks. The Fund's annual income distributions are likely to fluctuate considerably. Under certain conditions, the Fund may not have any income to distribute. Income fluctuations associated with changes in interest rates are expected to be low; however, income fluctuations associated with changes in inflation are expected to be high. Overall, investors can expect income fluctuations to be high for the Fund. The Fund is also subject to interest rate risk, which is the chance that the value of a bond will fluctuate because of a change in the level of interest rates. Although inflation-indexed bonds seek to provide inflation protection, their prices may decline when interest rates rise and vice versa.

• Other fixed income investment risks. To the extent that the Fund invests in other fixed income securities, such as cash instruments or short-term bonds, the Fund is subject to income risk, credit risk, and call risk. These risks are described in the More on the Fund section of this prospectus.

• Subsidiary investment risk. The Fund is subject to risks associated with subsidiary investments. In particular, because the subsidiary is not organized as a mutual fund and is not registered under any federal or state securities laws (including the Investment Company Act of 1940), it does not offer the same investor protections available to shareholders of registered investment companies. In addition, the tax treatment of the Fund’s investment in the subsidiary may be adversely affected by changes in the laws or regulations, or interpretations of existing laws or regulations, of the United States and/or the jurisdiction of the subsidiary. The Fund’s ownership of the subsidiary subjects it to the same risks as if it were invested directly in the assets owned by the subsidiary. Risks associated with the subsidiary’s underlying investments have been described elsewhere in this prospectus and include commodity-linked investment risk, derivatives risk, tax risk, inflation-linked investment risks, other fixed income investment risks, and manager risk.

• Leverage risk, which is the chance that any leveraged losses will exceed the principal amount invested by the Fund. Returns from a leveraged investment have the potential to be more volatile than returns from traditional stock and bond investments, which exposes the Fund to heightened risks.

• Manager risk, which is the chance that poor investment selection and/or poor strategy execution will cause the Fund and/or the subsidiary to fail to achieve its investment objective or generate lower returns than would be achieved from different investment selections. Poor investment selection by the advisor could also cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the performance of relatively few investments. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the instruments of particular issuers as compared with diversified mutual funds.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.